Accounting principles and Policies - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounting principles and policies [line items]
Profit sharing costs (recoveries) and royalties due to the counterparty included in cost of sales	£ 7	£ (45)	£ 1,635
Revenue from co-promotional activities	£ 1	£ 1	£ 3
Licences and franchises
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Bottom of range
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2
Bottom of range | Pharmaceuticals
Disclosure of accounting principles and policies [line items]
Amortisation rate, Intangible assets other than goodwill	80.00%
Bottom of range | Pharmaceuticals | Remaining Book Value
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Bottom of range | Vaccines
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Bottom of range | ERP software systems
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Bottom of range | Other computer software
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Top of range
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2
Top of range | Pharmaceuticals
Disclosure of accounting principles and policies [line items]
Amortisation rate, Intangible assets other than goodwill	90.00%
Top of range | Pharmaceuticals | Remaining Book Value
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Top of range | Vaccines
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Top of range | ERP software systems
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Top of range | Other computer software
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years